Summary of significant accounting policies - Advertising Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Advertising expense	$ 8,686	$ 1,093	$ 888